AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks
Aerospace & Defense — 1.3%
Boeing Co. (The)	176,548	$26,330,369
Air Freight & Logistics — 2.5%
Expeditors International of Washington, Inc.	770,130	51,383,074
Beverages — 3.5%
Monster Beverage Corp.*	1,252,348	70,457,099
Biotechnology — 6.3%
Amgen, Inc.	176,746	35,831,716
Regeneron Pharmaceuticals, Inc.*	186,885	91,254,077
		127,085,793
Capital Markets — 3.6%
FactSet Research Systems, Inc.(a)	136,272	35,523,385
SEI Investments Co.	798,741	37,013,658
		72,537,043
Communications Equipment — 2.3%
Cisco Systems, Inc.	1,185,533	46,603,302
Energy Equipment & Services — 0.7%
Schlumberger Ltd.	1,110,145	14,975,856
Food Products — 1.1%
Danone SA (France), ADR	1,812,236	23,078,825
Health Care Equipment & Supplies — 1.1%
Intuitive Surgical, Inc.*	12,251	6,066,818
Varian Medical Systems, Inc.*(a)	156,260	16,041,651
		22,108,469
Health Care Technology — 2.0%
Cerner Corp.(a)	655,364	41,281,378
Hotels, Restaurants & Leisure — 4.4%
Starbucks Corp.	575,082	37,805,891
Yum China Holdings, Inc. (China)	624,331	26,615,231
Yum! Brands, Inc.	375,582	25,738,634
		90,159,756
Household Products — 3.3%
Colgate-Palmolive Co.	559,075	37,100,217
Procter & Gamble Co. (The)	269,887	29,687,570
		66,787,787
Interactive Media & Services — 11.0%
Alphabet, Inc. (Class A Stock)*	49,133	57,090,089
Alphabet, Inc. (Class C Stock)*	49,262	57,282,346
Facebook, Inc. (Class A Stock)*	649,532	108,341,938
		222,714,373
Internet & Direct Marketing Retail — 13.1%
Alibaba Group Holding Ltd. (China), ADR*	630,912	122,699,766
Amazon.com, Inc.*	74,050	144,376,766
		267,076,532
IT Services — 7.4%
Automatic Data Processing, Inc.	128,195	17,521,693
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	821,041	$132,286,126
		149,807,819
Life Sciences Tools & Services — 0.9%
Illumina, Inc.*	64,745	17,683,154
Machinery — 2.2%
Deere & Co.	331,029	45,734,967
Pharmaceuticals — 9.7%
Merck & Co., Inc.	302,816	23,298,663
Novartis AG (Switzerland), ADR	592,224	48,828,869
Novo Nordisk A/S (Denmark), ADR(a)	860,625	51,809,625
Roche Holding AG (Switzerland), ADR(a)	1,814,457	73,612,520
		197,549,677
Semiconductors & Semiconductor Equipment — 5.7%
NVIDIA Corp.	297,091	78,313,187
QUALCOMM, Inc.	567,618	38,399,358
		116,712,545
Software — 16.7%
Autodesk, Inc.*	549,212	85,731,993
Microsoft Corp.	586,143	92,440,613
Oracle Corp.	1,873,407	90,541,760
salesforce.com, Inc.*	360,893	51,961,374
Workday, Inc. (Class A Stock)*	148,431	19,328,685
		340,004,425

Total Long-Term Investments (cost $1,383,929,950)		2,010,072,243
Short-Term Investments — 11.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,451,307	1,451,307
PGIM Institutional Money Market Fund (cost $225,392,656; includes $225,200,457 of cash collateral for securities on loan)(b)(w)	225,944,009	225,582,499

Total Short-Term Investments (cost $226,843,963)		227,033,806

TOTAL INVESTMENTS—110.0% (cost $1,610,773,913)		2,237,106,049

Liabilities in excess of other assets — (10.0)%		(203,408,933)

Net Assets — 100.0%		$2,033,697,116

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

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AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $215,836,753; cash collateral of $225,200,457 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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